Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0001111711
Registrant Name	NiSource Inc.
Registration File Number	333-268084
Form Type	S-4
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES